Parent company only condensed financial information - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 3,303,949	$ 472,458	¥ 3,618,451	¥ 2,840,807
Prepayments and other current assets	675,974	96,663	331,632
Total current assets	7,355,205	1,051,780	5,715,747
Non-current assets
Total non-current assets	1,812,301	259,156	2,163,067
Total assets	9,167,506	1,310,936	7,878,814
Current liabilities
Short-term borrowings	250,000	35,750	60,000
Accrued expenses and other payables	1,090,394	155,924	882,009
Total current liabilities	3,725,489	532,738	2,830,217
Total liabilities	5,586,705	798,889	4,932,927
Shareholders' equity
Treasury shares	(326,400)	(46,675)
Additional paid in capital	1,758,365	251,443	1,608,017
Retained earnings	2,195,519	313,955	1,346,526
Accumulated other comprehensive income (loss)	(34,307)	(4,906)	1,386
Total equity attributable to shareholders of the Company	3,593,479	513,860	2,956,230
Total liabilities and shareholders' equity	9,167,506	1,310,936	7,878,814
Class A ordinary shares
Shareholders' equity
Ordinary shares	246	35	245
Class B ordinary shares
Shareholders' equity
Ordinary shares	56	8	56
Parent company
Current assets
Cash and cash equivalents	697,085	99,682	741,213
Prepayments and other current assets	33,651	4,812
Total current assets	730,736	104,494	741,213
Non-current assets
Investment in and amount due from subsidiaries	3,073,693	439,532	2,215,226
Total non-current assets	3,073,693	439,532	2,215,226
Total assets	3,804,429	544,026	2,956,439
Current liabilities
Short-term borrowings	210,120	30,047
Accrued expenses and other payables	830	119	209
Total current liabilities	210,950	30,166	209
Total liabilities	210,950	30,166	209
Shareholders' equity
Treasury shares	(326,400)	(46,675)
Additional paid in capital	1,758,365	251,443	1,608,017
Retained earnings	2,195,519	313,955	1,346,526
Accumulated other comprehensive income (loss)	(34,307)	(4,906)	1,386
Total equity attributable to shareholders of the Company	3,593,479	513,860	2,956,230
Total liabilities and shareholders' equity	3,804,429	544,026	2,956,439
Parent company | Class A ordinary shares
Shareholders' equity
Ordinary shares	246	35	245
Parent company | Class B ordinary shares
Shareholders' equity
Ordinary shares	¥ 56	$ 8	¥ 56